Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42020
Entity Registrant Name	MAREX GROUP PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	155 Bishopsgate
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2M 3TQ
Entity Address, Country	GB
Title of 12(b) Security	Ordinary shares, par value $ 0.001551
Trading Symbol	MRX
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	72,221,843
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001997464
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	155 Bishopsgate
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2M 3TQ
Entity Address, Country	GB
Contact Personnel Name	Rob Irvin
City Area Code	212
Local Phone Number	618 2800
Contact Personnel Email Address	investors@marex.com